Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER INSTITUTIONAL FUNDS
Entity Central Index Key	0000911415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000122071 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class A
Trading Symbol	ALAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$124	0.95%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class A returned 60.77%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Natera, Inc.; and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Snowflake, Inc.; ASML Holding; Schlumberger Ltd.; EOG Resources, Inc.; and Fluence Energy, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class A	52.32%	17.71%	15.55%
Alger Focus Equity Fund Class A—excluding sales load	60.77%	18.99%	16.17%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,791,352,839
Holdings Count | Holding	51	[1]
Advisory Fees Paid, Amount	$ 7,683,585
Investment Company Portfolio Turnover	92.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,791,352,839
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	92.43%
Total advisory fees paid	$7,683,585
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.0%
Consumer Discretionary	12.1%
Energy	1.0%
Financials	3.1%
Healthcare	7.4%
Industrials	10.8%
Information Technology	43.7%
Materials	0.3%
Real Estate	0.9%
Utilities	2.3%
Short-Term Investments and Other Net Assets	4.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000122072 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class C
Trading Symbol	ALCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$223	1.72%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class C returned 59.55%, excluding contingent deferred sales charge for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Natera, Inc.; and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Snowflake, Inc.; ASML Holding; Schlumberger Ltd.; EOG Resources, Inc.; and Fluence Energy, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class C	58.55%	18.08%	15.47%
Alger Focus Equity Fund Class C—excluding contingent deferred sales charges	59.55%	18.08%	15.47%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,791,352,839
Holdings Count | Holding	51	[2]
Advisory Fees Paid, Amount	$ 7,683,585
Investment Company Portfolio Turnover	92.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,791,352,839
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	92.43%
Total advisory fees paid	$7,683,585
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.0%
Consumer Discretionary	12.1%
Energy	1.0%
Financials	3.1%
Healthcare	7.4%
Industrials	10.8%
Information Technology	43.7%
Materials	0.3%
Real Estate	0.9%
Utilities	2.3%
Short-Term Investments and Other Net Assets	4.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024998 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class I
Trading Symbol	ALGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$123	0.94%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class I returned 60.84% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Natera, Inc.; and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Snowflake, Inc.; ASML Holding; Schlumberger Ltd.; EOG Resources, Inc.; and Fluence Energy, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class I	60.84%	19.03%	16.23%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,791,352,839
Holdings Count | Holding	51	[3]
Advisory Fees Paid, Amount	$ 7,683,585
Investment Company Portfolio Turnover	92.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,791,352,839
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	92.43%
Total advisory fees paid	$7,683,585
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.0%
Consumer Discretionary	12.1%
Energy	1.0%
Financials	3.1%
Healthcare	7.4%
Industrials	10.8%
Information Technology	43.7%
Materials	0.3%
Real Estate	0.9%
Utilities	2.3%
Short-Term Investments and Other Net Assets	4.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000179522 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Y
Trading Symbol	ALGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$76	0.58%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Y returned 61.36% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Natera, Inc.; and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Snowflake, Inc.; ASML Holding; Schlumberger Ltd.; EOG Resources, Inc.; and Fluence Energy, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 2/28/17
Alger Focus Equity Fund Class Y	61.36%	19.40%	18.97%
Russell 1000 Growth Index	43.77%	19.00%	18.19%
S&P 500 Index	38.02%	15.27%	14.13%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,791,352,839
Holdings Count | Holding	51	[4]
Advisory Fees Paid, Amount	$ 7,683,585
Investment Company Portfolio Turnover	92.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,791,352,839
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	92.43%
Total advisory fees paid	$7,683,585
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.0%
Consumer Discretionary	12.1%
Energy	1.0%
Financials	3.1%
Healthcare	7.4%
Industrials	10.8%
Information Technology	43.7%
Materials	0.3%
Real Estate	0.9%
Utilities	2.3%
Short-Term Investments and Other Net Assets	4.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to 0.06% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to 0.06% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000122073 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Z
Trading Symbol	ALZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$82	0.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Z returned 61.29% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Natera, Inc.; and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Snowflake, Inc.; ASML Holding; Schlumberger Ltd.; EOG Resources, Inc.; and Fluence Energy, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class Z	61.29%	19.37%	16.55%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 1,791,352,839
Holdings Count | Holding	51	[5]
Advisory Fees Paid, Amount	$ 7,683,585
Investment Company Portfolio Turnover	92.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,791,352,839
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	92.43%
Total advisory fees paid	$7,683,585
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.0%
Consumer Discretionary	12.1%
Energy	1.0%
Financials	3.1%
Healthcare	7.4%
Industrials	10.8%
Information Technology	43.7%
Materials	0.3%
Real Estate	0.9%
Utilities	2.3%
Short-Term Investments and Other Net Assets	4.4%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to 0.11% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to 0.11% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025000 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$159	1.41%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class I returned 25.82% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Communication Services sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Wingstop, Inc.; Shake Shack, Inc.; Guidewire Software, Inc.; and Manhattan Associates, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; DLocal Ltd.; and 908 Devices Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	25.82%	4.23%	7.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 89,675,156
Holdings Count | Holding	104	[6]
Advisory Fees Paid, Amount	$ 877,483
Investment Company Portfolio Turnover	48.95%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$89,675,156
Total number of portfolio holdings[1]	104
Portfolio turnover rate as of the end of the reporting period	48.95%
Total advisory fees paid	$877,483
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.2%
Consumer Staples	2.1%
Energy	0.7%
Financials	1.4%
Healthcare	29.4%
Industrials	12.2%
Information Technology	34.9%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025001 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	ASIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$212	1.88%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class R returned 25.33% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Communication Services sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Wingstop, Inc.; Shake Shack, Inc.; Guidewire Software, Inc.; and Manhattan Associates, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; DLocal Ltd.; and 908 Devices Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class R	25.33%	3.74%	6.93%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 89,675,156
Holdings Count | Holding	104	[7]
Advisory Fees Paid, Amount	$ 877,483
Investment Company Portfolio Turnover	48.95%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$89,675,156
Total number of portfolio holdings[1]	104
Portfolio turnover rate as of the end of the reporting period	48.95%
Total advisory fees paid	$877,483
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.2%
Consumer Staples	2.1%
Energy	0.7%
Financials	1.4%
Healthcare	29.4%
Industrials	12.2%
Information Technology	34.9%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000172687 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	AISZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class Z-2 returned 26.44% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Communication Services sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Wingstop, Inc.; Shake Shack, Inc.; Guidewire Software, Inc.; and Manhattan Associates, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; DLocal Ltd.; and 908 Devices Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 8/1/16
Alger Small Cap Growth Institutional Fund Class Z-2	26.44%	4.60%	9.45%
Russell 2000 Growth Index	36.49%	7.92%	9.01%
S&P 500 Index	38.02%	15.27%	14.43%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 89,675,156
Holdings Count | Holding	104	[8]
Advisory Fees Paid, Amount	$ 877,483
Investment Company Portfolio Turnover	48.95%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$89,675,156
Total number of portfolio holdings[1]	104
Portfolio turnover rate as of the end of the reporting period	48.95%
Total advisory fees paid	$877,483
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.2%
Consumer Staples	2.1%
Energy	0.7%
Financials	1.4%
Healthcare	29.4%
Industrials	12.2%
Information Technology	34.9%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025002 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$154	1.31%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class I returned 35.83% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Vertiv Holdings Co.; Spotify Technology; AppLovin Corp.; and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class I	35.83%	10.40%	9.48%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 65,737,384
Holdings Count | Holding	64	[9]
Advisory Fees Paid, Amount	$ 491,165
Investment Company Portfolio Turnover	56.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$65,737,384
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	56.01%
Total advisory fees paid	$491,165
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	10.8%
Consumer Staples	0.4%
Energy	2.2%
Financials	10.1%
Healthcare	10.8%
Industrials	23.1%
Information Technology	29.9%
Materials	1.8%
Real Estate	3.8%
Short-Term Investments and Other Net Assets	(0.7)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to 0.48% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to 0.48% of the class’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025003 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	AGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$217	1.85%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class R returned 35.12% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Vertiv Holdings Co.; Spotify Technology; AppLovin Corp.; and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class R	35.12%	9.86%	8.93%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 65,737,384
Holdings Count | Holding	64	[10]
Advisory Fees Paid, Amount	$ 491,165
Investment Company Portfolio Turnover	56.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$65,737,384
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	56.01%
Total advisory fees paid	$491,165
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	10.8%
Consumer Staples	0.4%
Energy	2.2%
Financials	10.1%
Healthcare	10.8%
Industrials	23.1%
Information Technology	29.9%
Materials	1.8%
Real Estate	3.8%
Short-Term Investments and Other Net Assets	(0.7)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000174228 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	ALMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class Z-2 returned 36.22% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Vertiv Holdings Co.; Spotify Technology; AppLovin Corp.; and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 10/14/16
Alger Mid Cap Growth Institutional Fund Class Z-2	36.22%	10.80%	12.43%
Russell Midcap Growth Index	38.67%	11.46%	13.19%
S&P 500 Index	38.02%	15.27%	15.00%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 65,737,384
Holdings Count | Holding	64	[11]
Advisory Fees Paid, Amount	$ 491,165
Investment Company Portfolio Turnover	56.01%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$65,737,384
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	56.01%
Total advisory fees paid	$491,165
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	10.8%
Consumer Staples	0.4%
Energy	2.2%
Financials	10.1%
Healthcare	10.8%
Industrials	23.1%
Information Technology	29.9%
Materials	1.8%
Real Estate	3.8%
Short-Term Investments and Other Net Assets	(0.7)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025004 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class I
Trading Symbol	ALARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$160	1.24%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class I returned 57.90% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class I	57.90%	17.04%	14.48%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,120,603,780
Holdings Count | Holding	70	[12]
Advisory Fees Paid, Amount	$ 17,002,298
Investment Company Portfolio Turnover	59.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$2,120,603,780
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	59.80%
Total advisory fees paid	$17,002,298
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.8%
Energy	0.5%
Financials	3.9%
Healthcare	9.3%
Industrials	8.4%
Information Technology	47.3%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025005 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class R
Trading Symbol	ACARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$217	1.69%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class R returned 57.21% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class R	57.21%	16.53%	13.96%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,120,603,780
Holdings Count | Holding	70	[13]
Advisory Fees Paid, Amount	$ 17,002,298
Investment Company Portfolio Turnover	59.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$2,120,603,780
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	59.80%
Total advisory fees paid	$17,002,298
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.8%
Energy	0.5%
Financials	3.9%
Healthcare	9.3%
Industrials	8.4%
Information Technology	47.3%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000179523 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Y
Trading Symbol	ACAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$111	0.86%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Y returned 58.48% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 2/28/17
Alger Capital Appreciation Institutional Fund Class Y	58.48%	17.51%	16.98%
Russell 1000 Growth Index	43.77%	19.00%	18.19%
S&P 500 Index	38.02%	15.27%	14.13%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,120,603,780
Holdings Count | Holding	70	[14]
Advisory Fees Paid, Amount	$ 17,002,298
Investment Company Portfolio Turnover	59.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$2,120,603,780
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	59.80%
Total advisory fees paid	$17,002,298
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.8%
Energy	0.5%
Financials	3.9%
Healthcare	9.3%
Industrials	8.4%
Information Technology	47.3%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000174229 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Z-2
Trading Symbol	ACIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$114	0.88%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Z-2 returned 58.44% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 10/14/16
Alger Capital Appreciation Institutional Fund Class Z-2	58.44%	17.44%	17.32%
Russell 1000 Growth Index	43.77%	19.00%	18.19%
S&P 500 Index	38.02%	15.27%	14.13%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,120,603,780
Holdings Count | Holding	70	[15]
Advisory Fees Paid, Amount	$ 17,002,298
Investment Company Portfolio Turnover	59.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$2,120,603,780
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	59.80%
Total advisory fees paid	$17,002,298
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.8%
Energy	0.5%
Financials	3.9%
Healthcare	9.3%
Industrials	8.4%
Information Technology	47.3%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive fees or to reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit the Other Expenses of the Class Z-2 Shares of the Fund to 0.05% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Alger Management has contractually agreed to waive fees or to reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit the Other Expenses of the Class Z-2 Shares of the Fund to 0.05% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
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[15]	Excludes Money Market Funds.